PRODUCT INFORMATION NOTICE DATED FEBRUARY 26, 2021
to the following variable annuity contracts

Select Leaders Outlook III

ISSUED BY:
Talcott Resolution Life Insurance Company Separate Account Seven

This product information notice updates certain information in the contract and should be retained for future reference.

Fund Reorganization - Invesco V.I. Value Opportunity Fund Series I:
At meetings held November 30 – December 2, 2020, the Board of Trustees of Invesco V.I. Value Opportunities Fund (the “Target Fund”), a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”), unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Target Fund would transfer all of its assets and liabilities to the Invesco V.I. American Value Fund (the “Acquiring Fund”), a series portfolio of the Trust, in exchange for shares of the Target Fund that would be distributed to the Target Fund’s shareholders.

Target Fund	Acquiring Fund
Invesco V.I. Value Opportunities Fund Series I	Invesco V.I. American Value Fund Series I

The Agreement requires approval by the Target Fund’s shareholders and will be submitted to the Target Fund’s shareholders for their consideration at a special shareholders meeting to be held in or around April 2021. If the Agreement is approved by shareholders of the Target Fund and certain conditions required by the Agreement are satisfied or waived, the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of a class of the corresponding Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that the shareholders held immediately prior to the closing of the reorganization, and the Target Fund will liquidate and cease operations. Shareholders of the Target Fund will vote separately on the Agreement, and a reorganization will occur only if the Target Fund’s shareholders approve the Agreement.
•Invesco V. I. American Value Fund Series I Sub-Account: Upon the closing of the reorganization, if any of your Contract Sub-Account Value is allocated to the Target Fund Sub-Account, that amount will be merged into a corresponding class of shares of the Acquiring Fund as described above under a new Sub-Account in your Contract. The new Sub-Account will be Invesco American Value Fund Series I Sub-Account. The investment adviser is Invesco Advisers, Inc. and the Fund’s objective is to seek long-term capital appreciation.
Also, as a result of the reorganization:
•DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA,, Asset Rebalancing and/or InvestEase® Program that includes the Invesco V.I. Value Opportunities Fund Series I you may provide us alternative instructions prior to the closing of the reorganization. If you do not provide us alternative instructions prior to the closing of the reorganization, we will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the Invesco V.I. Value Opportunities Fund Series I Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account;
•Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the Invesco V.I. Value Opportunities Fund Series I Sub-Account, your income payments will continue to come out of the Invesco V.I. Value Opportunities Fund Series I Sub-Account until the closing of the reorganization. Upon the closing of the reorganization, all Contract Value in the

Invesco V.I. Value Opportunities Fund Series I Sub-Account will be automatically transferred to the Invesco V.I. American Value Fund Series I Sub-Account and your Automatic Income Program will be automatically updated to replace the Invesco V.I. Value Opportunities Fund Series I Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account, unless you provide us alternative instructions prior to the closing of the reorganization;
•Allocation Models (Pre-defined or custom (“self-select”)): If you are invested in an Allocation Model that includes the Invesco V.I. Value Opportunities Fund Series I Sub-Account, the model will be automatically updated upon the closing of the reorganization to replace the Invesco V.I. Value Opportunities Fund Series I Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.
Prior to the closing of the reorganization, you are permitted to make one special transfer of all your Contract Value invested in the Invesco V.I. Value Opportunities Fund Series I Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfer under your Contract.
Sub-Account Closure - Invesco V.I. American Value Fund Series II:
Effective as of April 30, 2021 (the “Closing Date”), the Invesco V.I. American Value Fund Series II Sub-Account is closed to subsequent Premium Payments and transfers of Contract Value. Effective as of the Closing Date, any subsequent Premium Payments directed to the Invesco V.I. American Value Fund Series II Sub-Account will be transferred to the Invesco V.I. American Value Fund Series I Sub-Account. You will no longer be able to allocate new or subsequent Premium Payments, or make transfers, to the Invesco V.I. American Value Fund Series II Sub-Account, including program trades effective as of the Closing Date. You may transfer some or all of your Contract Value in the Invesco V.I. American Value Fund Series II Sub-Account to the Invesco V.I. American Value Fund Series I Sub-Account or any other investment options currently offered by your Contract.
Also, effective as of the Closing Date:
•DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the Invesco V.I. American Value Fund Series II Sub-Account, you may provide us alternative instructions prior to the Closing Date. If you do not provide us alternative instructions prior to the Closing Date, we will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the Invesco V.I. American Value Fund Series II Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account;
•Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the Invesco V.I. American Value Fund Series II Sub-Account, your income payments will continue to come out of the Invesco V.I. American Value Fund Series II Sub-Account until the Closing Date. Upon the Closing Date, all Contract Value in the Invesco V.I. American Value Fund Series II Sub-Account will be automatically transferred to the Invesco V.I. American Value Fund Series I Sub-Account and your Automatic Income Program will be automatically updated to replace the Invesco V.I. American Value Fund Series II Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account, unless you provide us alternative instructions prior to the Closing Date;
•Allocation Models (Pre-defined or custom (“self-select”)): If you are invested in an Allocation Model that includes the Invesco V.I. American Value Fund Series I Sub-Account, the model will be automatically updated on the Closing Date to replace the Invesco V.I. American Value Fund Series II Sub-Account with the Invesco V.I. American Value Fund Series I Sub-Account. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.

Prior to the Closing Date, you are permitted to make one special transfer of all your Contract Value invested in the Invesco V.I. American Value Fund Series II Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfer under your Contract.
Invesco V.I. Mid Cap Core Equity Fund:
Effective on or about April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund is changing to “Invesco V.I. Main Street Mid Cap Fund.”
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund:
Effective on or about April 30, 2021 the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund is changing to “Invesco V.I. Discovery Mid Cap Growth Fund.”

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